Recovery of Erroneously Awarded Compensation - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Erroneously Awarded Compensation Recovery
Prior Group Total Shareholder Return Amount, Prior Years	$ 214.88	$ 209.23	$ 190.63	$ 130.23	$ 141.98
Fixed Income Tax Rate, Percentage		26.00%	25.00%	26.25%
Weighted Average Number of Shares Outstanding, Diluted			43,500,000	44,000,000	44,000,000